SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

ASSET-BACKED SECURITY—0.1%
Collateralized Loan Obligation—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.783%, 1/15/31(1)(2)	$3,000	$2,562

TOTAL ASSET-BACKED SECURITY (Identified Cost $2,948)		2,562

CORPORATE BONDS AND NOTES—1.4%
Communication Services—0.4%
Altice Luxembourg S.A.
144A 7.625%, 2/15/25(1)	3,000	3,127
144A 10.500%, 5/15/27(1)	4,800	5,410
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	6,000	5,730

		14,267

Consumer Discretionary—0.0%
Motors Liquidation Co. Escrow
8.375%, 7/15/33(3)	10,000	—
7.200%, 1/15/49(3)	10,000	—

		—

Consumer Staples—0.0%
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	2,000	1,587

Energy—0.5%
California Resources Corp. 144A 8.000%, 12/15/22(1)	5,000	2,475
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	17,797	17,486

		19,961

Financials—0.1%
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	3,000	3,217

Real Estate—0.3%
Hill Street Properties LLC
0.000%, 2/5/24(3)	3,575	3,594
0.000%, 2/5/24(3)	5,940	5,932

		9,526

Utilities—0.1%
Talen Energy Supply LLC 6.500%, 6/1/25	4,558	3,464

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $54,269)		52,022

LEVERAGED LOANS(2) —92.9%
Aerospace—3.7%
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 0.000%, 10/10/21(4)	12,930	12,930

	Par Value	Value
Aerospace—continued
2017, Tranche B (1 month LIBOR + 2.000%) 4.044%, 4/28/23	$11,567	$11,545
2017, Tranche B (1 month LIBOR + 2.000%) 4.028%, 12/14/23	17,164	17,146
2018 (1 month LIBOR + 1.750%) 3.804%, 6/27/25	5,658	5,594
Autokiniton US Holdings, Inc. Tranche B (3 month LIBOR + 5.750%) 0.000%, 5/22/25(4)	4,670	4,448
Ducommun, Inc. Tranche B (3 month LIBOR + 4.000%) 6.073%, 11/21/25	10,090	10,090
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 5.544%, 1/22/25	1,819	1,774
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 0.000%, 10/31/25(4)	11,903	11,896
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	23,428	23,314
2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	18,233	18,173
WestJet Airlines Ltd. Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/7/26(4)	4,190	4,219
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 6.010%, 4/30/25	15,742	15,751
Second Lien (3 month LIBOR + 7.750%) 10.010%, 4/30/26	4,635	4,592

		141,472

Chemicals—7.9%
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.104%, 1/31/24	2,078	2,047
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 7.354%, 8/14/26	2,895	2,897
ASP Chromaflo Intermediate Holdings, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.044%, 11/18/24	808	783
Tranche B-1 (1 month LIBOR + 3.500%) 5.544%, 11/20/23	1,011	980
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 5.544%, 11/18/23	1,314	1,274
Consolidated Energy Finance S.A. (6 month LIBOR + 2.500%) 4.547%, 5/7/25	9,778	9,460
Cyanco Intermediate 2 Corp. First Lien (1 month LIBOR + 3.500%) 5.544%, 3/16/25	4,386	4,370
Emerald Performance Materials LLC Second Lien (1 month LIBOR + 7.750%) 9.794%, 8/1/22	12,901	12,708
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 4.354%, 2/14/24	5,319	5,310
Tranche B-2 (3 month LIBOR + 2.250%) 4.354%, 2/14/24	2,807	2,805
Tranche B-3 (3 month LIBOR + 2.250%) 4.354%, 2/14/24	2,356	2,355

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Chemicals—continued
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 4.756%, 8/7/24	$14,510	$ 14,492
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 0.000%, 10/20/24(4)	20,087	19,991
Ineos Enterprises Holdings US Finco LLC Tranche B (3 month LIBOR + 4.000%) 6.124%, 7/31/26	3,730	3,739
Ineos Styrolution US Holding LLC 2024 (3 month LIBOR + 2.000%) 4.104%, 3/29/24	7,268	7,237
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.044%, 4/1/24	62,178	61,400
Kraton Polymers LLC (1 month LIBOR + 2.500%) 4.544%, 3/8/25	6,689	6,673
Messer Industries LLC Tranche B-1 (3 month LIBOR + 2.500%) 4.604%, 3/1/26	3,607	3,598
Minerals Technologies, Inc.
Tranche B-1 (3 month LIBOR + 2.250%) 4.315%, 2/14/24	6,894	6,889
Tranche B-2 4.750%, 5/7/21(5)	11,093	11,093
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.544%, 2/14/24	6,419	6,363
Oxea Corp. Tranche B-2 (1 month LIBOR + 3.500%) 5.625%, 10/14/24	5,744	5,716
Platform Specialty Products Corp. (1 month LIBOR + 2.250%) 4.294%, 1/30/26	7,488	7,510
PQ Corp. Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 2/8/25(4)	19,306	19,322
Starfruit Finco B.V. (1 month LIBOR + 3.250%) 5.292%, 10/1/25	40,566	39,674
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.044%, 9/6/24	8,970	8,911
Tronox Finance LLC First Lien (3 month LIBOR + 2.750%) 4.817%, 9/23/24	16,767	16,752
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 5.552%, 10/28/24	7,368	6,760
Second Lien (2 month LIBOR + 8.250%) 10.337%, 10/27/25	7,470	6,648
Venator Materials LLC (1 month LIBOR + 3.000%) 5.044%, 8/8/24	5,738	5,609

		303,366

Consumer Non-Durables—0.6%
ABG Intermediate Holdings 2 LLC First Lien (1 month LIBOR + 3.500%) 5.544%, 9/27/24	9,132	9,096
Coty, Inc. Tranche A (1 month LIBOR + 1.500%) 3.542%, 4/5/23	13,798	13,177

		22,273

Energy—3.5%
Apergy Corp. (3 month LIBOR + 2.500%) 4.563%, 5/9/25	4,437	4,440

	Par Value	Value
Energy—continued
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.044%, 5/27/24	$ 8,330	$ 8,163
BCP Raptor II LLC (1 month LIBOR + 4.750%) 6.794%, 11/3/25	3,780	3,387
BCP Raptor LLC (1 month LIBOR + 4.250%) 6.294%, 6/24/24	7,952	7,288
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.460%, 1/29/24	12,490	12,178
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.419%, 12/31/21	12,350	10,722
2017 (1 month LIBOR + 4.750%) 6.794%, 12/31/22	5,840	5,173
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.540%, 3/6/23	17,270	16,417
EMG Utica LLC (1 month LIBOR + 3.750%) 5.794%, 3/27/20	12,521	12,396
FTS International, Inc. (1 month LIBOR + 4.750%) 6.794%, 4/16/21	6,426	6,317
HGIM Corp. (3 month LIBOR + 6.000%) 8.034%, 7/3/23	7,128	6,130
KCA Deutag Alpha Ltd. Tranche B (1 month LIBOR + 6.750%) 0.000%, 2/28/23(4)	8,660	5,386
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 5.813%, 5/26/25	9,631	9,197
McDermott International, Inc. (3 month LIBOR + 5.000%) 0.000%, 5/12/25(4)	11,542	7,257
Osum Production Corp. 2022 (3 month LIBOR + 9.500%) 11.604%, 7/31/22	6,116	5,596
Sheridan Investment Partners II LP (3 month PRIME + 4.500%) 9.500%, 12/16/20(6)	6,050	3,025
Sheridan Production Partners II-A LP (3 month PRIME + 4.500%) 9.500%, 12/16/20(6)	842	421
Sheridan Production Partners II-M LP (3 month PRIME + 4.500%) 9.500%, 12/16/20(6)	314	157
West Deptford Energy Holdings LLC (1 month LIBOR + 3.750%) 5.794%, 7/30/26	4,770	4,752
Woodford Express LLC (1 month LIBOR + 5.000%) 7.044%, 1/27/25	8,205	7,676

		136,078

Financial—6.8%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.104%, 4/3/24	5,848	5,619
Aretec Group, Inc.
First Lien (1 month LIBOR + 4.250%) 0.000%, 10/1/25(4)	13,111	12,636
Second Lien (1 month LIBOR + 8.250%) 10.294%, 10/1/26	5,930	5,752
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.544%, 8/4/25	36,590	37,157

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Financial—continued
Tranche B-4 (1 month LIBOR + 3.000%) 5.044%, 8/4/22	$30,667	$ 30,776
Tranche B-6 (1 month LIBOR + 3.000%) 5.044%, 11/3/23	25,888	25,981
Citadel Securities LP (1 month LIBOR + 3.500%) 5.544%, 2/27/26	2,992	3,000
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(4)(6)	6,332	2,548
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.310%, 12/22/23	4,900	4,915
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	26,293	26,425
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.044%, 12/27/22	7,724	7,737
First Eagle Holdings, Inc. (3 month LIBOR + 2.750%) 4.854%, 12/2/24	6,451	6,454
Franklin Square Holdings LP (1 month LIBOR + 2.500%) 4.563%, 8/1/25	5,584	5,598
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 3.746%, 2/7/22	31,767	30,973
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.807%, 6/28/23	26,173	26,206
Jane Street Group LLC (1 month LIBOR + 3.000%) 5.044%, 8/25/22	2,441	2,431
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.294%, 11/29/24	7,224	6,914
Second Lien (1 month LIBOR + 7.250%) 9.294%, 12/1/25	1,070	974
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%) 5.294%, 6/1/23	4,327	4,266
VFH Parent LLC (3 month LIBOR + 3.500%) 0.000%, 3/1/26(4)	12,966	12,982

		259,344

Food / Tobacco—2.6%
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR +2.250%) 4.294%, 2/16/24	40,180	40,300
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 4.794%, 3/31/25	3,236	3,236
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.544%, 5/1/26	9,950	9,991
K-Mac Holdings Corp. Second Lien (1 month LIBOR + 6.750%) 8.794%, 3/16/26	1,680	1,662
NPC International, Inc. Second Lien (1 month LIBOR + 7.500%) 9.544%, 4/18/25	1,265	361
Panera Bread Co. (1 month LIBOR + 1.750%) 3.813%, 6/13/22	40,771	39,718

	Par Value	Value
Food / Tobacco—continued
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/13/26(4)	$ 3,400	$ 3,411

		98,679

Food and Drug—0.1%
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 6.294%, 10/22/25	6,457	5,381

Forest Prod / Containers—0.5%
Berry Global, Inc. Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26	3,741	3,757
BWay Holding Co. (3 month LIBOR + 3.250%) 5.590%, 4/3/24	14,516	14,198
ProAmpac PG Borrower LLC First Lien (3 month LIBOR +3.500%) 5.660%, 11/20/23	3,302	3,148

		21,103

Gaming / Leisure—5.3%
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.028%, 10/19/24	19,262	19,315
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(4)	15,191	15,084
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 10/7/24	10,908	10,900
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.294%, 4/18/24	12,796	12,816
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.313%, 4/17/24	8,079	8,063
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 4.044%, 9/18/26	4,200	4,216
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 5/9/24	13,496	13,495
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 4.044%, 11/30/23	10,469	10,515
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 0.000%, 4/29/21(4)	24,236	24,145
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.060%, 10/21/24	5,264	5,277
GVC Holdings plc Tranche B-2 (6 month LIBOR + 2.250%) 4.446%, 3/29/24	4,360	4,362
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(4)	42,052	42,290
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.790%, 4/29/24	6,515	6,319
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.550%, 6/8/23	5,930	5,949
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	4,588	4,597

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Gaming / Leisure—continued
VICI Properties LLC Tranche B (1 month LIBOR + 2.000%) 4.046%, 12/20/24	$ 16,116	$16,150

		203,493

Healthcare—6.8%
Acadia Healthcare Co., Inc.
Tranche B-3 (1 month LIBOR + 2.500%) 4.544%, 2/11/22	922	922
Tranche B-4 (1 month LIBOR + 2.500%) 4.544%, 2/16/23	1,995	1,996
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.544%, 6/30/25	9,134	9,146
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 0.000%, 5/4/25(4)	4,032	3,427
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 5.039%, 6/2/25	5,495	5,515
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.500%) 4.544%, 3/1/24	28,973	28,821
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 5.044%, 6/7/23	3,885	3,878
Convatec, Inc. Tranche B (weekly LIBOR + 2.250%) 4.180%, 10/31/23	6,404	6,404
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 6.550%, 12/20/24	1,344	1,251
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 6.313%, 4/29/24	15,088	13,707
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	5,053	4,107
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 3.750%, 5/2/23	4,514	4,497
Gentiva Health Services, Inc. First Lien (1 month LIBOR + 3.750%) 5.813%, 7/2/25	8,910	8,954
Greatbatch Ltd. Tranche A (1 month LIBOR + 2.250%) 4.310%, 10/27/21	4,202	4,200
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 4.197%, 1/31/25	16,464	16,544
HCA, Inc. Tranche B-10 (1 month LIBOR + 2.000%) 4.044%, 3/13/25	26,495	26,559
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 6.760%, 12/19/22	13,434	12,247
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.104%, 3/7/24	2,162	2,169
Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	14,131	14,140
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 7.063%, 7/2/25	9,935	9,935
Lannett Co., Inc. Tranche A (1 month LIBOR + 5.000%) 7.044%, 11/25/20	8,225	8,149
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	9,488	9,490

	Par Value	Value
Healthcare—continued
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.600%, 5/2/25	$ 9,383	$8,204
RPI Finance Trust
Tranche A-4 (1 month LIBOR + 1.500%) 3.544%, 5/4/22	9,570	9,558
Tranche B-6 (1 month LIBOR + 2.000%) 4.044%, 3/27/23	34,199	34,370
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.044%, 8/1/24	4,242	4,254
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 4.794%, 2/6/24	6,575	5,397
Zotec Partners LLC (1 month LIBOR + 5.000%) 0.000%, 2/14/24(4)	1,631	1,629

		259,470

Housing—5.1%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.044%, 10/31/23	7,410	7,403
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 2.250%) 4.294%, 8/28/23	6,833	6,731
Tranche B (1 month LIBOR + 2.500%) 0.000%, 8/27/25(4)	66,240	65,288
Canam Steel Corp. (3 month LIBOR + 5.000%) 7.057%, 7/1/24	10,487	10,159
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.550%, 3/25/24	25,507	25,499
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/24/25	27,223	27,274
DTZ US Borrower LLC (1 month LIBOR + 3.250%) 5.294%, 8/21/25	22,384	22,395
Forest City Enterprises LP (1 month LIBOR + 4.000%) 6.044%, 12/8/25	5,401	5,435
Installed Building Products, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 4.544%, 4/15/25	4,009	4,004
Realogy Group LLC Tranche A (1 month LIBOR + 2.250%) 4.296%, 2/8/23	16,801	16,171
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 11/21/24	6,433	6,439

		196,798

Information Technology—7.4%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.104%, 9/19/24	5,344	5,334
Avaya, Inc. Tranche B (2 month LIBOR + 4.250%) 6.334%, 12/15/24	22,762	21,581
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.250%) 5.398%, 2/12/25	2,524	2,522
Brave Parent Holdings, Inc. (3 month LIBOR + 4.000%) 6.256%, 4/18/25	1,078	1,032
Ciena Corp. 2018 (1 month LIBOR + 2.000%) 4.044%, 9/26/25	3,835	3,852

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Information Technology—continued
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	$48,165	$ 48,376
Digicert Holdings, Inc. First Lien (1 month LIBOR + 4.000%) 6.044%, 10/31/24	3,340	3,331
DigiCert Holdings, Inc. Second Lien (1 month LIBOR + 8.000%) 10.044%, 10/31/25	3,392	3,367
Dynatrace LLC First Lien (3 month PRIME + 1.750%) 4.895%, 8/22/25	3,135	3,145
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 5.882%, 2/9/23	11,765	11,505
Ensono LP First Lien (1 month LIBOR + 5.250%) 7.294%, 6/27/25	4,428	4,393
Gigamon, Inc. First Lien (1 month LIBOR + 4.250%) 6.294%, 12/27/24	5,251	5,081
GlobalFoundries, Inc. (1 month LIBOR + 4.000%) 6.063%, 6/5/26	8,030	7,799
Help Systems Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.794%, 3/28/25	9,445	9,410
Internap Corp. (1 month LIBOR + 6.250%) 8.310%, 4/6/22	6,229	4,174
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 3.794%, 1/2/26	8,259	8,177
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.544%, 2/28/24	4,851	4,851
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 4.294%, 11/19/21	6,777	6,763
Tranche B-3 (1 month LIBOR + 2.500%) 4.544%, 6/21/24	1,320	1,301
Mavenir Systems, Inc. (3 month LIBOR + 6.000%) 8.340%, 5/8/25	7,026	6,903
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.500%) 4.528%, 5/12/24	2,295	2,283
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 5.794%, 9/30/24	10,669	10,688
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.050%, 5/29/25	2,013	2,016
ON Semiconductor Corp. 2019, Tranche B-4 (3 month LIBOR + 2.000%) 0.000%, 9/16/26(4)	2,870	2,882
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.604%, 8/1/24	9,515	8,195
Second Lien (3 month LIBOR + 7.250%) 9.382%, 8/1/25	1,620	1,166
Presidio Holdings, Inc. (3 month LIBOR + 2.750%) 5.054%, 2/2/24	8,142	8,152
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.287%, 11/3/23	8,759	8,024
Salient CRGT, Inc. (1 month LIBOR + 6.000%) 8.054%, 2/28/22	7,720	7,295
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 4.544%, 6/21/24	8,912	8,786

	Par Value	Value
Information Technology—continued
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 4.794%, 2/5/24	$ 7,772	$ 7,778
SS&C Technologies, Inc.
2017, Tranche B-1 (1 month LIBOR + 2.250%) 4.294%, 7/8/22	1,018	1,021
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	3,497	3,506
Tranche B-4 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	2,310	2,316
SuperMoose Borrower LLC First Lien (1 month LIBOR +3.750%) 5.794%, 8/29/25	7,478	6,961
Symantec Corp. Tranche A-5 (2 month LIBOR + 1.750%) 3.900%, 8/1/21	7,096	7,078
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 5.794%, 5/6/24	6,173	5,715
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 6.544%, 8/27/25	6,274	6,101
Vertiv Group Corp. Tranche B (1 month LIBOR + 4.000%) 6.044%, 11/30/23	13,441	12,769
Western Digital Corp. Tranche B-4 (3 month LIBOR + 1.750%) 3.862%, 4/29/23	8,179	8,146

		283,775

Manufacturing—1.4%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.104%, 8/23/23	8,987	8,897
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 5.585%, 6/30/24	10,830	5,085
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.104%, 5/18/24	4,434	4,441
CPM Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.794%, 11/17/25	4,080	4,018
Dynacast International LLC Tranche B-1, First Lien (3month LIBOR + 3.250%) 5.354%, 1/28/22	4,502	4,316
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 5.604%, 12/2/24	2,460	2,459
Second Lien (3 month LIBOR + 7.500%) 9.832%, 12/1/25	1,260	1,259
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 4.794%, 4/1/24	17,261	16,972
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.250%) 5.278%, 5/1/24	7,392	7,337

		54,784

Media / Telecom—Broadcasting—1.8%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 4.804%, 11/18/24	4,814	4,815

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Broadcasting—continued
Gray Television, Inc. Tranche C (3 month LIBOR + 2.500%) 4.832%, 1/2/26	$ 14,992	$ 15,031
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.350%, 1/17/24	2,495	2,496
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.500%) 0.000%, 10/26/23(4)	13,143	13,012
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 1/17/24	12,523	12,529
Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(4)	4,120	4,137
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 5.530%, 11/2/22	3,631	3,608
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.794%, 3/15/24	14,763	14,335
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 1.500%) 0.000%, 10/20/23(4)	364	360

		70,323

Media / Telecom - Cable/Wireless Video - 9.4%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	73,903	74,310
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.250%) 4.294%, 1/3/25	20,955	20,952
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.294%, 2/2/26	32,302	32,414
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.278%, 7/17/25	15,298	15,273
2018 (1 month LIBOR + 2.500%) 4.528%, 1/25/26	5,747	5,747
First Lien (3 month LIBOR + 2.500%) 0.000%, 4/15/27(4)(7)	1,735	1,735
Intelsat Jackson Holdings S.A.
Tranche B-3 (1 month LIBOR + 3.750%) 5.804%, 11/27/23	23,715	23,767
Tranche B-4 (1 month LIBOR + 4.500%) 6.554%, 1/2/24	2,980	3,012
Liberty Cablevision of Puerto Rico LLC
Second Lien (3 month LIBOR + 6.750%) 9.144%, 7/7/23	4,029	3,969
Tranche B, First Lien (1 month LIBOR + 3.500%) 5.528%, 1/7/22	19,931	19,856
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 3.680%, 2/15/24	7,544	7,554
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.044%, 2/1/24	8,281	8,244
Telenet Financing LLC (1 month LIBOR + 2.250%) 4.278%, 8/17/26	17,050	17,039
Virgin Media Bristol LLC Tranche K (1 month LIBOR + 2.500%) 4.528%, 1/15/26	31,345	31,345

	Par Value	Value
Media / Telecom - Cable/Wireless Video—continued
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.294%, 8/18/23	$ 25,740	$ 24,807
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.528%, 4/15/25	72,360	72,176

		362,200

Media / Telecom - Diversified Media-6.4%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 3.794%, 6/14/22	12,812	12,692
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.544%, 2/1/24	3,088	3,044
AP NMT Acquisition B.V. Tranche B, First Lien (3 month LIBOR + 5.750%) 8.070%, 8/13/21	17,043	16,797
Crown Finance US, Inc.
(1 month LIBOR + 2.250%) 4.294%, 2/28/25	6,713	6,665
(3 month LIBOR + 2.500%) 0.000%, 9/21/26(4)	4,260	4,248
Deluxe Entertainment Services Group, Inc.
(3 month LIBOR + 5.500%) 0.000%, 2/28/20(4)(8)	7,736	851
(3 month LIBOR + 7.500%) 9.726%, 2/28/22(3)	3,623	3,079
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 6.854%, 11/3/23	90,512	70,373
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%) 3.813%, 3/14/25	6,363	6,383
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 3.794%, 3/22/23	9,701	9,668
Tranche B (1 month LIBOR + 2.250%) 4.294%, 3/24/25	18,752	18,687
Merrill Communications LLC
(3 month LIBOR + 5.250%) 7.506%, 6/1/22	4,702	4,702
(3 month LIBOR + 5.250%) 7.833%, 9/26/26	3,040	3,017
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 5.794%, 9/13/24	15,589	15,465
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.544%, 9/15/25	1,695	1,699
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.042%, 10/4/23	14,016	14,005
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 4.550%, 7/2/21	3,211	3,190
RR Donnelley & Sons Co. Tranche B (3 month LIBOR + 5.000%) 7.044%, 1/15/24	2,327	2,333

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom—Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 4.800%, 5/18/25	$51,665	$ 50,089

		246,987

Media / Telecom—Telecommunications—6.9%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 4.778%, 7/15/25	11,148	10,847
2017 (1 month LIBOR + 2.750%) 0.000%, 1/31/26(4)	13,082	12,722
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	37,277	37,008
Cyxtera DC Holdings, Inc.
First Lien (1 month LIBOR + 3.000%) 5.040%, 5/1/24	2,291	2,059
Second Lien (1 month LIBOR + 7.250%) 9.300%, 5/1/25	2,400	1,954
Gannett Co., Inc.
(3 month LIBOR + 0.300%) 1.200%, 6/29/20(3)	1,200	1,182
(3 month LIBOR + 0.300%) 1.200%, 6/29/20(3)(7)	3,800	3,743
Inmarsat PLC (3 month LIBOR + 4.500%) 0.000%, 9/23/26(4)	8,850	8,705
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.294%, 2/22/24	63,325	63,417
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.044%, 8/8/25	2,539	2,385
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.544%, 8/8/24	8,766	8,454
New LightSquared LLC (3 month LIBOR + 8.750%) 10.852%, 6/15/20	10,037	7,912
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 4.794%, 7/31/25	34,457	33,563
Tranche B-12 (1 month LIBOR + 3.688%) 5.715%, 1/31/26	23,322	23,132
Tranche B-13 (1 month LIBOR + 4.000%) 6.028%, 8/14/26	21,115	21,045
West Corp.
Tranche B (1 month LIBOR + 4.000%) 6.044%, 10/10/24	14,084	12,557
Tranche B-1 (1 month LIBOR + 3.500%) 5.544%, 10/10/24	5,733	5,047
Zacapa LLC (3 month LIBOR + 5.000%) 7.103%, 7/2/25	9,014	9,052

		264,784

Media / Telecom—Wireless Communications—0.6%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.563%, 2/2/24	22,381	22,206

Metals / Minerals—3.0%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 5.794%, 3/21/25	2,606	2,601

	Par Value	Value
Metals / Minerals—continued
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 4.860%, 12/22/23	$19,805	$ 19,838
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 9.500%) 12.090%, 2/17/22(6)	18,459	10,780
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 6.550%, 9/27/24	5,594	5,539
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.313%, 6/2/25	12,586	10,246
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.544%, 2/12/25	29,275	28,421
Metallurg, Inc. (1 month LIBOR + 3.000%) 5.044%, 2/1/25	7,029	6,921
TMS International Corp. Tranche B-2 (3 month LIBOR + 2.750%) 4.926%, 8/14/24	4,340	4,014
U.S. Silica Co.
(1 month LIBOR + 4.000%) 6.063%, 5/1/25	19,222	18,181
(3 month LIBOR + 0.500%) 0.500%, 5/1/23(3)(7)	2,250	2,058
Zekelman Industries, Inc. (1 month LIBOR + 2.250%) 4.304%, 6/14/21	7,043	7,037

		115,636

Retail—0.9%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.563%, 8/19/22	3,274	1,804
ASHCO LLC (1 month LIBOR + 5.000%) 7.044%, 9/25/24	7,414	7,128
Belk, Inc. (6 month LIBOR + 4.750%) 6.803%, 12/12/22	10,111	7,331
CWGS Group LLC (1 month LIBOR + 2.750%) 4.850%, 11/8/23	7,237	6,144
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.394%, 6/23/23	12,358	10,740
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 5.506%, 1/26/23	2,984	2,252

		35,399

Service—6.0%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 4/9/25	5,530	5,532
AECOM Tranche B (3 month LIBOR + 1.750%) 3.804%, 2/21/25	4,962	4,973
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 8.688%, 12/8/21	2,397	1,477
Apx Group, Inc. (3 month LIBOR + 5.000%) 0.000%, 4/1/24(4)	1,496	1,466
Ascend Learning LLC (1 month LIBOR + 3.000%) 5.044%, 7/12/24	6,544	6,513
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.544%, 12/7/23	7,371	7,177

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Service—continued
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 5.044%, 2/3/25	$ 4,749	$ 4,654
Second Lien (1 month LIBOR + 6.750%) 8.794%, 2/2/26	845	811
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 8.849%, 7/12/23	6,959	4,262
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 5/30/25	10,564	10,470
iQor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 7.319%, 4/1/21	23,861	21,008
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(4)	3,085	3,093
KAR Auction Services, Inc. Tranche B-6 (1 month LIBOR + 2.250%) 4.313%, 9/13/26	5,045	5,064
MHI Holdings LLC First Lien (3 month LIBOR + 5.000%) 0.000%, 9/18/26(4)	4,000	3,990
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 5.854%, 5/23/25	6,981	6,877
Second Lien (3 month LIBOR + 7.500%) 9.830%, 5/22/26	3,375	3,299
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 1/3/25	11,894	11,844
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.000%) 5.044%, 5/1/25	7,777	7,640
Prime Security Services Borrower LLC 2019, Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/23/26(4)	3,480	3,441
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.044%, 11/8/24	29,899	29,986
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.294%, 12/31/25	14,456	14,203
SGS Cayman LP (3 month LIBOR + 5.375%) 7.479%, 4/23/21	2,870	2,838
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.550%, 7/17/25	4,900	4,907
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.479%, 4/23/21	12,331	12,192
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.044%, 5/1/24	15,569	15,615
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	5,137	5,038
Second Lien (1 month LIBOR + 8.000%) 10.050%, 2/1/24	2,172	2,119
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.044%, 4/10/23	3,287	3,296
2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.112%, 6/19/25	4,868	4,881

	Par Value	Value
Service—continued
Travelport Finance Luxembourg S.a.r.l. First Lien (3 month LIBOR + 5.000%) 7.104%, 5/29/26	$ 4,873	$ 4,393
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.544%, 2/6/26	5,209	5,173
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 3.500%) 5.604%, 5/21/26	2,882	2,882
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 6.860%, 11/29/24	8,636	8,644

		229,758

Transportation - Automotive - 1.9%
Adient US LLC (6 month LIBOR + 4.250%) 6.781%, 5/6/24	3,990	3,919
American Axle & Manufacturing, Inc. Tranche B (3 month LIBOR + 2.250%) 4.322%, 4/6/24	8,224	8,043
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.044%, 5/22/25	4,937	4,740
Dana, Inc. 2018, Tranche B (1 month LIBOR + 2.250%) 4.294%, 2/27/26	4,462	4,477
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 5.544%, 7/24/24	7,111	7,017
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 7.256%, 10/24/25	4,159	4,044
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.530%, 11/6/24	9,129	9,074
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 6.044%, 5/22/24	7,876	7,502
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 10/1/25	15,726	14,743
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 4.280%, 3/18/22	9,473	9,473

		73,032

Transportation - Land Transportation - 0.4%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 7.044%, 2/27/24	7,526	7,282
Savage Enterprises LLC (1 month LIBOR + 4.000%) 6.040%, 8/1/25	8,393	8,471

		15,753

Transportation—Shipping—0.4%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 10.794%, 11/12/20	2,844	1,541
Hornblower Sub LLC First Lien (3 month LIBOR + 4.500%) 6.830%, 4/28/25	2,205	2,205
Navios Maritime Midstream Partners LP (1 month LIBOR + 4.500%) 6.550%, 6/18/20	7,112	7,041

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Transportation - Shipping—continued
REP WWEX Acquisition Parent LLC First Lien (3 month LIBOR + 4.000%) 6.200%, 2/5/24	$3,311	$3,266

		14,053

Utility—3.5%
AES Corp. 2018 (3 month LIBOR + 1.750%) 3.874%, 5/31/22	651	651
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	19,369	19,415
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.544%, 1/15/25	10,727	10,729
Calpine Corp. 2015 (3 month LIBOR + 2.500%) 4.610%, 1/15/24	5,418	5,429
Tranche B-10 (1 month LIBOR + 2.500%) 4.544%, 8/12/26	5,102	5,109
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 5.794%, 10/2/23	13,929	13,962
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.500%) 5.544%, 8/28/25	7,218	7,254
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.260%, 4/13/21	9,941	7,886
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.104%, 10/18/22	14,068	13,857
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.044%, 5/13/22	8,307	8,112
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 5.792%, 7/8/26	4,100	4,090
Vistra Operations Co. LLC 2018 (1 month LIBOR + 2.000%) 4.036%, 12/31/25	24,300	24,365
Tranche B-1 (1 month LIBOR + 2.000%) 4.044%, 8/4/23	11,789	11,823

		132,682
TOTAL LEVERAGED LOANS (Identified Cost $3,681,065)		3,568,829
	Shares
CONVERTIBLE PREFERRED STOCK—0.0%
Financials—0.0%
Ditech Holding Corp.(3)(9)	742	—(10)
TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $853)		—(10)
PREFERRED STOCKS—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(3)(9)	8,569	—

	Shares	Value
Financials—0.0% GMAC Capital Trust I Series 2, 7.943%	34,000	$891
TOTAL PREFERRED STOCKS (Identified Cost $908)		891
COMMON STOCKS—0.9%

Consumer Discretionary—0.5%
Caesars Entertainment Corp.(9)	767,654	8,951
TRU Kids, Inc.(3)(9)	2,073	9,328
Wayne Services Legacy, Inc. (3)(9)	2,073	—

		18,279

Energy—0.0%
Templar Energy LLC Class A(3)(9)	1,608,573	402

Industrials—0.0%
HGIM Corp.(3)(9)	91,679	963

Information Technology—0.3%
Avaya Holdings Corp.(9)	1,101,677	11,270

Real Estate—0.1%
Hill Street Properties(3)(9)	82,213	2,220
TOTAL COMMON STOCKS (Identified Cost $92,980)		33,134
RIGHTS—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(3)(9)	410,667	353
TOTAL RIGHTS (Identified Cost $554)		353
WARRANT—0.0%

Real Estate—0.0%
Hill Street Properties(9)	139,986	—
TOTAL WARRANT (Identified Cost $1)		—
TOTAL LONG-TERM INVESTMENTS—95.3% (Identified Cost $3,833,578)		3,657,791
SHORT-TERM INVESTMENT—0.3%

Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(11)	13,518,862	13,519
TOTAL SHORT-TERM INVESTMENT (Identified Cost $13,519)		13,519

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

Value

TOTAL INVESTMENTS—95.6% (Identified Cost $3,847,097)	$3,671,310
Other assets and liabilities, net—4.4%	168,508

NET ASSETS—100.0%	$3,839,818

Abbreviations:

LIBOR London Interbank Offered Rate

LLC     Limited Liability Company

LP       Limited Partnership

PLC    Public Limited Company

REIT   Real Estate Investment Trust

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $24,108 or 0.6% of net assets.

(2)  Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected. (5) Security is fixed rate.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Non-income producing.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	87%
Luxembourg	4
Canada	2
France	2
Cayman Islands	1
Netherlands	1
Puerto Rico	1
Other	2
Total Investments	100%
† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 2,562	$ —	$ 2,562	$ —
Corporate Bonds and Notes	52,022	—	25,010	27,012
Leveraged Loans	3,568,829	—	3,558,767	10,062
Equity Securities:
Common Stocks	33,134	20,221	—	12,913
Preferred Stocks	891	891	—	—
Rights	353	—	—	353
Convertible Preferred Stock	—(1)	—	—	—	(1)
Warrant	—	—	—	—
Money Market Mutual Fund	13,519	13,519	—	—

Total Investments	$3,671,310	$34,631	$3,586,339	$50,340

(1)  Amount is less than $500.

Securities held by the Fund with an end of period value of $2,058 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds And Notes		Leveraged Loans	Common Stocks		Preferred Stocks	Right	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2018:	$44,847	$25,372		$15,047	$4,115		$ 21	$292	$ —
Accrued discount/(premium)	30	30		—	—		—	—	—
Change in unrealized appreciation (depreciation)(a)	(2,274)	146		306	(2,766)		(21)	61	—
Purchases	31,325	16,320		3,441	11,564		—	—	—
Sales(b)	(25,646)	(14,856)		(10,790)	—		—	—	—
Transfers into Level 3(c)	2,058	—		2,058	—		—	—	—(d	)

Balance as of September 30, 2019	$50,340(e )	$27,012(e	)	$10,062	$12,913(e	)	$—	$353	$—(d	)

(a) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $(3,962).

(b) Includes paydowns on securities.

(c) “Transfers into and/or from” represent the ending value as of September 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”

(d) Amount is less than $500.

(e) Includes internally fair valued security currently priced at $0.

See Notes to Schedule of Investments.

SEIX FLOATING RATE HIGH INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.